Financial risk management	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Financial Risk Management [Text Block]
15.	Financial risk management:

a) Overview: The Company’s Board of Directors has overall responsibility for the establishment and oversight of the Company’s risk management framework. The Audit Committee reviews the Company’s risk management policies on an annual basis. The finance department identifies and evaluates financial risks and is charged with the responsibility of establishing controls and procedures to ensure that financial risks are mitigated in accordance with the approved policies.

b) Credit risk: Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises from the Company’s accounts receivables and cash and cash equivalents. The carrying amount of financial assets represents the maximum credit exposure. Our customer base is limited to a few large health service enterprises, financial services and security providers. As a result, we often maintain individually significant receivable balances due from them. The majority of the Company’s customers are located in the U.S. and Canada with the remaining located in Asia. At December 31, 2012 the accounts receivable balance was $135,497 (2011 - $287,155).

The Company invests its excess cash with the objective of maintaining safety of principal and providing adequate liquidity to meet all current payment obligations and future planned capital expenditures and with the secondary objective of maximizing the overall yield of the portfolio. The Company’s cash is not subject to any external restrictions. Investments must be rated at least investment grade by recognized rating agencies. Given these high credit ratings, the Company does not expect any counterparties to these investments to fail to meet their obligations.

c) Liquidity risk: Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation. The Company manages its liquidity risk by continuously monitoring forecast and actual revenues and expenditures and cash flows from operations. Senior management is also actively involved in the review and approval of planned expenditures. All of the Company’s financial liabilities have contracted maturities of less than one year.

d) Market risk: Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Company’s income or the value of its financial instruments.

(i) Interest rate risk: Based on management’s knowledge and experience of the financial markets, management does not believe that the Company’s current financial instruments will be affected by interest rate risk. Interest rate risk is remote as interest rates on the Company’s cash equivalents are fixed with and the maturity dates of these instruments are less than 90 days. A change of 1% in interest rates at December 31, 2012 would not have a significant impact on the Company’s results of operations due to the short term to maturity of the investments held.

(ii) Currency risk: The Company operates internationally with the U.S. dollar as its functional currency and therefore is exposed to foreign exchange risk from various currencies, primarily Canadian dollars. Foreign exchange risk arises from purchase transactions as well as recognized financial assets and liabilities denominated in foreign currencies. The Company's main objective in managing its foreign exchange risk is to maintain Canadian cash on hand to support Canadian forecasted obligations and cash flows. To achieve this objective the Company monitors forecasted cash flows in foreign currencies and attempts to mitigate the risk by modifying the nature of cash and cash equivalents held. During fiscal 2012 and 2011 the Company maintained a portion of its cash resources in both U.S. and Canadian dollar cash and cash equivalents. The Company does not have any foreign currency derivative instruments outstanding at December 31, 2012.

Balances in foreign currencies at December 31, 2012 are as follows:	Canadian Dollars
Cash and cash equivalents	$187,615
Accounts payable and accrued liabilities	$338,537

Fluctuations in the Canadian dollar exchange rate could have a potentially significant impact on the Company's results from operations. However, they would not impair or enhance the ability of the Company to pay its foreign currency-denominated expenses as such items would be similarly affected.

e) Fair value of financial instruments: The fair values of accounts receivable,, accounts payable and accrued liabilities approximate their carry amounts due to the relatively short periods to maturity of these financial instruments. Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instruments. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates. The Company’s fair values of financial instruments that are carried at fair value on the consolidated balance sheets are at the quoted market price which is measured at fair value using Level 1 in the fair value hierarchy. There were no financial instruments categorized in Level 2 or 3 measurements (valuation technique using observable market inputs or valuation technique using non-observable market inputs) as at December 31, 2012 and 2011.